UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RobecoSam USA, Inc.
Address: 909 Third Ave
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     May 09, 2013

ROBECOSAM, USA, INC. WAS FORMERLY KNOWN AS SUSTAINABLE ASSET
MANAGEMENT USA, INC.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:    $76,875 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN STS WTR CO            COM              029899101      651    11300 SH       DEFINED                 11300        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     6459   155880 SH       DEFINED                155880        0        0
AQUA AMERICA INC               COM              03836W103     2751    87500 SH       DEFINED                 87500        0        0
ASHLAND INC NEW                COM              044209104     1301    17500 SH       DEFINED                 17500        0        0
CALGON CARBON CORP             COM              129603106      771    42600 SH       DEFINED                 42600        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      621    31200 SH       DEFINED                 31200        0        0
CISCO SYS INC                  COM              17275R102      212    10144 SH       DEFINED                 10144        0        0
CPFL ENERGIA S A               SPONSORED ADR    126153105      419    20000 SH       DEFINED                 20000        0        0
DANAHER CORP DEL               COM              235851102     6694   107700 SH       DEFINED                107700        0        0
DELL INC                       COM              24702R101      152    10600 SH       DEFINED                 10600        0        0
ECOLAB INC                     COM              278865100     1283    16000 SH       DEFINED                 16000        0        0
EMERSON ELEC CO                COM              291011104      632    11300 SH       DEFINED                 11300        0        0
FLOWSERVE CORP                 COM              34354P105     1325     7900 SH       DEFINED                  7900        0        0
FRANKLIN ELEC INC              COM              353514102     1155    34400 SH       DEFINED                 34400        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      532    20630 SH       DEFINED                 20630        0        0
ICF INTL INC                   COM              44925C103      759    27930 SH       DEFINED                 27930        0        0
IDEX CORP                      COM              45167R104     1741    32600 SH       DEFINED                 32600        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      526     2465 SH       DEFINED                  2465        0        0
ITC HLDGS CORP                 COM              465685105      268     3000 SH       DEFINED                  3000        0        0
ITRON INC                      COM              465741106     2339    50400 SH       DEFINED                 50400        0        0
KIMBERLY CLARK CORP            COM              494368103      550     5616 SH       DEFINED                  5616        0        0
LIFE TECHNOLOGIES CORP         COM              53217V109      284     4400 SH       DEFINED                  4400        0        0
LINDSAY CORP                   COM              535555106      661     7500 SH       DEFINED                  7500        0        0
MCDONALDS CORP                 COM              580135101      260     2606 SH       DEFINED                  2606        0        0
MICROSOFT CORP                 COM              594918104      471    16450 SH       DEFINED                 16450        0        0
NEW JERSEY RES                 COM              646025106      269     6000 SH       DEFINED                  6000        0        0
NORTHEAST UTILS                COM              664397106      782    18000 SH       DEFINED                 18000        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      633     8081 SH       DEFINED                  8081        0        0
ONEOK INC NEW                  COM              682680103      768    16100 SH       DEFINED                 16100        0        0
ORACLE CORP                    COM              68389X105      514    15900 SH       DEFINED                 15900        0        0
PALL CORP                      COM              696429307     1026    15000 SH       DEFINED                 15000        0        0
PARKER HANNIFIN CORP           COM              701094104      206     2250 SH       DEFINED                  2250        0        0
PENTAIR LTD                    SHS              H6169Q108     5307   100600 SH       DEFINED                100600        0        0
PEPCO HOLDINGS INC             COM              713291102      835    39000 SH       DEFINED                 39000        0        0
PERKINELMER INC                COM              714046109     2701    80300 SH       DEFINED                 80300        0        0
PFIZER INC                     COM              717081103      589    20406 SH       DEFINED                 20406        0        0
PROCTER & GAMBLE CO            COM              742718109      631     8192 SH       DEFINED                  8192        0        0
REGAL BELOIT CORP              COM              758750103      612     7500 SH       DEFINED                  7500        0        0
REPUBLIC SVCS INC              COM              760759100     2367    71730 SH       DEFINED                 71730        0        0
REYNOLDS AMERICAN INC          COM              761713106      412     9250 SH       DEFINED                  9250        0        0
ROPER INDS INC NEW             COM              776696106      898     7052 SH       DEFINED                  7052        0        0
SANDISK CORP                   COM              80004C101      283     5146 SH       DEFINED                  5146        0        0
SEALED AIR CORP NEW            COM              81211K100      757    31400 SH       DEFINED                 31400        0        0
SMITH A O                      COM              831865209      883    12000 SH       DEFINED                 12000        0        0
SPECTRA ENERGY CORP            COM              847560109      461    15000 SH       DEFINED                 15000        0        0
TETRA TECH INC NEW             COM              88162G103     2442    80100 SH       DEFINED                 80100        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     6998    91500 SH       DEFINED                 91500        0        0
URS CORP NEW                   COM              903236107     2536    53500 SH       DEFINED                 53500        0        0
WASTE MGMT INC DEL             COM              94106L109     2565    65400 SH       DEFINED                 65400        0        0
WATERS CORP                    COM              941848103     1080    11500 SH       DEFINED                 11500        0        0
WATTS WATER TECHNOLOGIES INC   CL A             942749102     1411    29400 SH       DEFINED                 29400        0        0
WGL HLDGS INC                  COM              92924F106      485    11000 SH       DEFINED                 11000        0        0
XYLEM INC                      COM              98419M100     5607   203472 SH       DEFINED                203472        0        0